Inventories (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Finished product available-for-sale	$ 2,936,883	$ 2,058,776
Unfinished product and packaging materials	1,302,384	1,016,230
Current inventories	$ 4,239,267	$ 3,075,006